Unearned Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Unearned Revenue [Abstract]
Schedule of unearned revenue
	2022	2021
	In thousands of USD
Unearned revenue	$1,146	$1,273
Total	$1,146	$1,273